Consolidated Balance Sheets (USD $)	Dec. 31, 2011	Jun. 30, 2011	Jun. 30, 2010
Assets
Cash	$ 2,268,138	$ 952,401	$ 302,821
Deferred financing costs	0	103,250	0
Prepaid expenses and advances	111,482	41,809	56,476
Total current assets	2,379,620	1,097,460	359,297
Mineral rights	64,041,000	64,041,000	340,000
Other assets	21,711	0
Property and equipment	241,602	0	3,946
Total non- current assets	64,304,313	64,041,000	343,946
Total assets	66,683,933	65,138,460	703,243
Liabilities & Equity
Accounts payable	366,967	259,992	657,100
Accrued expenses	406,963	433,028	982,550
Finders' fees payable	160,000	0
Payable to related parties	11,213	110,986	10,671
Zero-coupon convertible debt, net of discount of $208,576 and $372,764, respectively	1,448,154	372,764
Zero-coupon convertible debt, net of accumulated amortization of $372,764 and $ 0 respectively.		372,764	0
Notes payable	95,000	95,000	95,000
Total current liabilities	2,488,297	1,271,770	1,745,321
Derivative liabilities-warrant instruments	6,830,711	15,244,754	8,029,728
Total liabilities	9,319,008	16,516,524	9,775,049
Commitments and contingencies
Equity:
Preferred stock, $0.001 par value, 10,000,000 shares authorized; 0 shares issued and outstanding	0	0	0
Common stock	322,209	279,914	74,625
Additional paid-in capital	63,238,456	58,307,796	7,095,961
Deficit accumulated during exploration stage	(30,421,533)	(35,461,774)	(16,242,392)
Total equity of Li3 Energy, Inc.	33,139,132	23,125,936	(9,071,806)
Non-controlling interest	24,225,793	25,496,000	0
Total equity	57,364,925	48,621,936	(9,071,806)
Total liabilities and equity	$ 66,683,933	$ 65,138,460	$ 703,243